Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trust Agreement [Abstract]
Brokerage fees	$ 37,951,047	$ 54,834,417	$ 57,320,020
Custodial fees	687	512	155
Total	$ 37,951,734	$ 54,834,929	$ 57,320,175